Cover	Aug. 14, 2023
Cover [Abstract]
Entity Central Index Key	0001163302
Document Type	8-K
Document Period End Date	Aug. 14, 2023
Entity Registrant Name	United States Steel Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16811
Entity Tax Identification Number	25-1897152
Entity Address, Address Line One	600 Grant Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219-2800
City Area Code	412
Local Phone Number	433-1121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
NYSE CHICAGO, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	X
Security Exchange Name	CHX
NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	X
Security Exchange Name	NYSE